Financial instruments and financial risk management (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IAS 39	€ 15,285
Carrying amount of liabilities under IFRS 9	15,285
Available for sale | Financial assets — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1
FVTPL | Financial assets — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1
FVTPL | Financial assets—current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	168,907
Carrying amount of assets under IFRS 9	168,907
Amortised cost | Research and development incentive receivables — non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	3,033
Carrying amount of assets under IFRS 9	3,033
Amortised cost | Restricted cash — non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	256
Carrying amount of assets under IFRS 9	256
Amortised cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	2,842
Carrying amount of assets under IFRS 9	2,842
Amortised cost | Prepaid expenses
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	2,338
Carrying amount of assets under IFRS 9	2,338
Amortised cost | Research and development incentive receivables — current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	158
Carrying amount of assets under IFRS 9	158
Amortised cost | Restricted cash — current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,692
Carrying amount of assets under IFRS 9	1,692
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	190,867
Carrying amount of assets under IFRS 9	€ 190,867